General information and significant accounting policies (Details)	9 Months Ended
	Sep. 30, 2025 segment item subsidiary	Jun. 17, 2017
Overview
Number of operating segments | segment	1
Numbered of owned vessels in operation	25
Number of chartered vessels in operations	2
Average age	10 years 7 months 6 days
Number of wholly owned subsidiaries | subsidiary	78
Anglo Ardmore Ship Management Limited
Overview
Number of joint ventures	1
Percentage of ownership interest (as a percent)	50.00%
Element 1 Corp.
Overview
Percentage of ownership interest (as a percent)	10.00%	10.00%